UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2013





[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA REAL RETURN FUND
SEPTEMBER 30, 2013

                                                                      (Form N-Q)

94427-1113                                   (C)2013, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA REAL RETURN FUND
September 30, 2013 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (15.9%)

            COMMON STOCKS (10.7%)

            CONSUMER DISCRETIONARY (0.5%)
            -----------------------------
            ADVERTISING (0.1%)
    7,700   Omnicom Group, Inc.                                       $      489
                                                                      ----------
            DEPARTMENT STORES (0.1%)
   10,500   Kohl's Corp.                                                     543
                                                                      ----------
            HOME IMPROVEMENT RETAIL (0.2%)
   11,600   Lowe's Companies, Inc.                                           552
                                                                      ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
   15,800   H&R Block, Inc.                                                  421
                                                                      ----------
            Total Consumer Discretionary                                   2,005
                                                                      ----------
            CONSUMER STAPLES (1.0%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
   11,000   Archer-Daniels-Midland Co.                                       405
    2,600   Bunge Ltd.                                                       198
                                                                      ----------
                                                                             603
                                                                      ----------
            DRUG RETAIL (0.2%)
   15,100   Walgreen Co.                                                     812
                                                                      ----------
            FOOD DISTRIBUTORS (0.1%)
   12,300   Sysco Corp.                                                      391
                                                                      ----------
            HOUSEHOLD PRODUCTS (0.1%)
    6,238   Procter & Gamble Co.                                             472
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (0.2%)
    9,300   Wal-Mart Stores, Inc.                                            688
                                                                      ----------
            SOFT DRINKS (0.1%)
    4,485   PepsiCo, Inc.                                                    357
                                                                      ----------
            TOBACCO (0.1%)
    6,149   Philip Morris International, Inc.                                532
                                                                      ----------
            Total Consumer Staples                                         3,855
                                                                      ----------
            ENERGY (1.0%)
            -------------
            INTEGRATED OIL & GAS (0.7%)
   12,202   Chevron Corp.                                                  1,482
   14,250   Occidental Petroleum Corp.                                     1,333
                                                                      ----------
                                                                           2,815
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   10,600   ConocoPhillips                                                   737

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1  | USAA Real Return Fund
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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   14,300   Marathon Oil Corp.                                        $      499
                                                                      ----------
                                                                           1,236
                                                                      ----------
            Total Energy                                                   4,051
                                                                      ----------
            FINANCIALS (1.8%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    2,400   BlackRock, Inc.                                                  650
    7,200   State Street Corp.                                               473
                                                                      ----------
                                                                           1,123
                                                                      ----------
            CONSUMER FINANCE (0.1%)
    8,100   Capital One Financial Corp.                                      557
                                                                      ----------
            DIVERSIFIED BANKS (0.3%)
   28,876   Wells Fargo & Co.                                              1,193
                                                                      ----------
            LIFE & HEALTH INSURANCE (0.3%)
   23,655   MetLife, Inc.                                                  1,111
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   26,119   JPMorgan Chase & Co.                                           1,350
                                                                      ----------
            REGIONAL BANKS (0.4%)
   23,510   BB&T Corp.                                                       793
    8,600   PNC Financial Services Group, Inc.                               623
                                                                      ----------
                                                                           1,416
                                                                      ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
   30,225   People's United Financial, Inc.                                  435
                                                                      ----------
            Total Financials                                               7,185
                                                                      ----------
            HEALTH CARE (1.4%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
    8,498   Medtronic, Inc.                                                  453
                                                                      ----------
            PHARMACEUTICALS (1.3%)
   33,630   AbbVie, Inc.                                                   1,504
   14,398   Johnson & Johnson                                              1,248
   23,260   Merck & Co., Inc.                                              1,108
   47,000   Pfizer, Inc.                                                   1,349
                                                                      ----------
                                                                           5,209
                                                                      ----------
            Total Health Care                                              5,662
                                                                      ----------
            INDUSTRIALS (1.7%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
   11,900   Raytheon Co.                                                     917
    9,460   United Technologies Corp.                                      1,020
                                                                      ----------
                                                                           1,937
                                                                      ----------
            AIR FREIGHT & LOGISTICS (0.2%)
   10,419   United Parcel Service, Inc. "B"                                  952
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    4,600   Caterpillar, Inc.                                                384
   10,200   Deere & Co.                                                      830
                                                                      ----------
                                                                           1,214
                                                                      ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   24,363   Republic Services, Inc.                                          813
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (0.4%)
   63,035   General Electric Co.                                           1,506
                                                                      ----------

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                                                   Portfolio of Investments |  2

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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INDUSTRIAL MACHINERY (0.1%)
    2,740   Stanley Black & Decker, Inc.                              $      248
                                                                      ----------
            Total Industrials                                              6,670
                                                                      ----------
            INFORMATION TECHNOLOGY (1.6%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.3%)
   58,310   Cisco Systems, Inc.                                            1,365
                                                                      ----------
            COMPUTER HARDWARE (0.4%)
      730   Apple, Inc.                                                      348
   56,100   Hewlett-Packard Co.                                            1,177
                                                                      ----------
                                                                           1,525
                                                                      ----------
            SEMICONDUCTORS (0.5%)
   43,080   Intel Corp.                                                      987
   27,900   Texas Instruments, Inc.                                        1,124
                                                                      ----------
                                                                           2,111
                                                                      ----------
            SYSTEMS SOFTWARE (0.4%)
   47,580   Microsoft Corp.                                                1,585
                                                                      ----------
            Total Information Technology                                   6,586
                                                                      ----------
            MATERIALS (0.9%)
            ----------------
            DIVERSIFIED CHEMICALS (0.3%)
   17,900   E.I. du Pont de Nemours & Co.                                  1,048
                                                                      ----------
            DIVERSIFIED METALS & MINING (0.1%)
   12,200   Freeport-McMoRan Copper & Gold, Inc.                             404
                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    1,000   CF Industries Holdings, Inc.                                     211
    8,800   Monsanto Co.                                                     918
    6,900   Mosaic Co.                                                       297
                                                                      ----------
                                                                           1,426
                                                                      ----------
            PAPER PACKAGING (0.1%)
    7,900   Bemis Co., Inc.                                                  308
                                                                      ----------
            PAPER PRODUCTS (0.1%)
    8,150   International Paper Co.                                          365
                                                                      ----------
            Total Materials                                                3,551
                                                                      ----------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   20,313   AT&T, Inc.                                                       687
   18,200   CenturyLink, Inc.                                                571
                                                                      ----------
                                                                           1,258
                                                                      ----------
            Total Telecommunication Services                               1,258
                                                                      ----------
            UTILITIES (0.5%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
    7,170   Southern Co.                                                     295
    9,701   Xcel Energy, Inc.                                                268
                                                                      ----------
                                                                             563
                                                                      ----------
            GAS UTILITIES (0.2%)
   10,600   ONEOK, Inc.                                                      565
                                                                      ----------
            MULTI-UTILITIES (0.2%)
   19,300   CenterPoint Energy, Inc.                                         463

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3  | USAA Real Return Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   13,300   CMS Energy Corp.                                          $      350
                                                                      ----------
                                                                             813
                                                                      ----------
            Total Utilities                                                1,941
                                                                      ----------
            Total Common Stocks (cost: $36,733)                           42,764
                                                                      ----------
            PREFERRED STOCKS (0.3%)

            ENERGY (0.3%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    1,000   Chesapeake Energy Corp., 5.75%, perpetual(a) (cost: $987)      1,126
                                                                      ----------
            FIXED-INCOME EXCHANGE-TRADED FUNDS (4.9%)
  173,000   iShares TIPS Bond Fund ETF (cost $19,386)                     19,476
                                                                      ----------
            Total U.S. Equity Securities (cost: $57,106)                  63,366
                                                                      ----------
            INTERNATIONAL EQUITY SECURITIES (18.8%)

            COMMON STOCKS (2.5%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
   17,500   Carnival Corp.                                                   571
                                                                      ----------
            CONSUMER STAPLES (0.2%)
            -----------------------
            PACKAGED FOODS & MEAT (0.2%)
   18,710   Unilever N.V.                                                    706
                                                                      ----------
            ENERGY (0.5%)
            -------------
            INTEGRATED OIL & GAS (0.3%)
   15,583   Royal Dutch Shell plc ADR                                      1,023
                                                                      ----------
            OIL & GAS DRILLING (0.2%)
   20,600   Transocean Ltd.                                                  917
                                                                      ----------
            Total Energy                                                   1,940
                                                                      ----------
            FINANCIALS (0.3%)
            -----------------
            DIVERSIFIED BANKS (0.3%)
   22,200   HSBC Holdings plc ADR                                          1,205
                                                                      ----------
            HEALTH CARE (0.3%)
            ------------------
            PHARMACEUTICALS (0.3%)
   13,260   Novartis AG ADR                                                1,017
                                                                      ----------
            INDUSTRIALS (0.3%)
            ------------------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
   17,721   Eaton Corp. plc                                                1,220
                                                                      ----------
            MATERIALS (0.3%)
            ----------------
            DIVERSIFIED METALS & MINING (0.1%)
   12,600   Rio Tinto plc ADR                                                614
                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    2,300   Agrium, Inc.                                                     193

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                                                   Portfolio of Investments |  4

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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   13,700   Potash Corp. of Saskatchewan, Inc.                        $      429
                                                                      ----------
                                                                             622
                                                                      ----------
            Total Materials                                                1,236
                                                                      ----------
            TELECOMMUNICATION SERVICES (0.5%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   13,471   Rogers Communications, Inc. "B"                                  580
   41,565   Vodafone Group plc ADR                                         1,462
                                                                      ----------
                                                                           2,042
                                                                      ----------
            Total Telecommunication Services                               2,042
                                                                      ----------
            Total Common Stocks (cost: $9,407)                             9,937
                                                                      ----------
            EXCHANGE-TRADED FUNDS (13.6%)
   51,000   EGShares Emerging Markets Consumer ETF                         1,374
  323,956   iShares Core MSCI Emerging Markets ETF                        15,760
   80,000   iShares Global Timber & Forestry ETF                           3,952
    8,464   iShares MSCI EAFE ETF                                            540
    4,685   iShares MSCI Germany ETF                                         130
  150,000   iShares MSCI Global Agriculture Producers ETF                  3,906
    7,020   iShares MSCI Hong Kong ETF                                       141
   70,311   iShares MSCI Indonesia ETF                                     1,659
   90,000   iShares MSCI Malaysia ETF                                      1,354
   28,012   iShares MSCI Philippines ETF                                     921
    3,855   iShares MSCI Singapore ETF                                        51
  151,238   iShares MSCI Taiwan ETF                                        2,105
   30,539   iShares MSCI Turkey ETF                                        1,685
   10,896   iShares MSCI United Kingdom ETF                                  214
   15,241   SPDR S&P Emerging Markets SmallCap ETF                           693
  130,000   SPDR S&P Global Natural Resources ETF                          6,298
  131,381   Vanguard FTSE Emerging Markets ETF                             5,270
   84,304   WisdomTree Emerging Markets Equity Income Fund                 4,358
   60,000   WisdomTree Emerging Markets SmallCap Dividend Fund             2,799
   63,177   WisdomTree India Earnings Fund                                   968
                                                                      ----------
            Total Exchange-Traded Funds (cost: $55,513)                   54,178
                                                                      ----------
            FIXED-INCOME EXCHANGE-TRADED FUNDS (2.7%)
  230,000   WisdomTree Emerging Markets Local Debt Fund (cost $12,176)    10,828
                                                                      ----------
            Total International Equity Securities (cost: $77,096)         74,943
                                                                      ----------
            PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (11.9%)

            GOLD (3.9%)

            AFRICAN GOLD COMPANIES (0.3%)
   18,500   AngloGold Ashanti Ltd. ADR                                       246
   90,000   Gold Fields Ltd. ADR                                             411
  160,000   Harmony Gold Mining Co. Ltd. ADR                                 541
    7,500   Sibanye Gold Ltd. ADR                                             39
                                                                      ----------
                                                                           1,237
                                                                      ----------
            AUSTRALIAN GOLD COMPANIES (0.2%)
   77,800   Newcrest Mining Ltd.                                             849
                                                                      ----------
            EUROPEAN GOLD COMPANIES (0.6%)
   31,500   Randgold Resources Ltd. ADR                                    2,253
                                                                      ----------
            NORTH AMERICAN GOLD COMPANIES (2.5%)
   15,000   Agnico-Eagle Mines Ltd.                                          397

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5  | USAA Real Return Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   15,000   Alamos Gold, Inc.                                         $      233
   64,000   Allied Nevada Gold Corp.*                                        267
   55,000   AuRico Gold, Inc.                                                210
  304,600   B2Gold Corp.*                                                    760
   11,200   Barrick Gold Corp.                                               209
  105,000   Centerra Gold, Inc.                                              491
  104,700   Dundee Precious Metals, Inc.*                                    579
  114,000   Eldorado Gold Corp.                                              765
   32,200   Goldcorp, Inc.                                                   838
  130,000   IAMGOLD Corp.                                                    617
   46,000   Kinross Gold Corp.                                               232
   12,300   Newmont Mining Corp.                                             346
  222,000   Osisko Mining Corp.*                                           1,123
   36,400   Royal Gold, Inc.                                               1,771
  350,000   Semafo, Inc.                                                     843
   39,000   Yamana Gold, Inc.                                                406
                                                                      ----------
                                                                          10,087
                                                                      ----------
            SOUTH AMERICAN GOLD COMPANIES (0.3%)
   88,000   Compania de Minas Buenaventura S.A. ADR                        1,030
                                                                      ----------
            Total Gold (cost: $23,254)                                    15,456
                                                                      ----------
            PLATINUM GROUP METALS (0.1%)
   26,000   Impala Platinum Holdings Ltd. (cost $650)                        321
                                                                      ----------
            SILVER (0.1%)
   61,000   Pan American Silver Corp. (cost $1,190)                          644
                                                                      ----------
            EXCHANGE-TRADED FUNDS (7.8%)
   20,000   ETFS Physical Palladium Shares*                                1,415
   10,000   ETFS Platinum Trust*                                           1,373
  750,000   iShares Gold Trust*                                            9,668
  275,000   PowerShares DB Oil Fund*                                       7,546
   85,000   SPDR Gold Trust*                                              10,894
                                                                      ----------
            Total Exchange-Traded Funds (cost: $31,203)                   30,896
                                                                      ----------
            Total Precious Metals and Commodity - Related
              Securities (cost: $56,297)                                  47,317
                                                                      ----------
            GLOBAL REAL ESTATE EQUITY SECURITIES (6.2%)

            COMMON STOCKS (2.6%)

            REITs - INDUSTRIAL (0.2%)
   19,300   ProLogis, Inc.                                                   726
                                                                      ----------
            REITs - OFFICE (0.4%)
    7,200   Boston Properties, Inc.                                          769
    9,700   SL Green Realty Corp.                                            862
                                                                      ----------
                                                                           1,631
                                                                      ----------
            REITs - RESIDENTIAL (0.7%)
   16,600   American Campus Communities, Inc.                                567
    5,750   AvalonBay Communities, Inc.                                      731
   22,000   Equity LifeStyle Properties, Inc.                                752
   13,600   Equity Residential                                               728
                                                                      ----------
                                                                           2,778
                                                                      ----------
            REITs - RETAIL (0.6%)
   15,700   Regency Centers Corp.                                            759

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                                                   Portfolio of Investments |  6

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
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    4,800   Simon Property Group, Inc.                                                   $      712
    9,600   Taubman Centers, Inc.                                                               646
                                                                                         ----------
                                                                                              2,117
                                                                                         ----------
            REITs - SPECIALIZED (0.7%)
   10,020   American Tower Corp.                                                                743
   11,500   Extra Space Storage, Inc.                                                           526
   12,400   Health Care REIT, Inc.                                                              774
   45,800   Host Hotels & Resorts, Inc.                                                         809
                                                                                         ----------
                                                                                              2,852
                                                                                         ----------
            Total Common Stocks (cost: $9,874)                                               10,104
                                                                                         ----------
            EXCHANGE-TRADED FUNDS (3.6%)
  340,000   SPDR Dow Jones International Real Estate ETF (cost $13,818)                      14,324
                                                                                         ----------
            Total Global Real Estate Equity Securities (cost: $23,692)                       24,428
                                                                                         ----------

PRINCIPAL
AMOUNT                                                       COUPON
(000)                                                          RATE       MATURITY
---------------------------------------------------------------------------------------------------
            BONDS (43.7%)

            CORPORATE OBLIGATIONS (19.1%)

            CONSUMER DISCRETIONARY (1.0%)
            -----------------------------
            APPAREL RETAIL (0.2%)
$   1,000   L Brands, Inc.                                     6.95%     3/01/2033              982
                                                                                         ----------
            AUTOMOBILE MANUFACTURERS (0.5%)
    2,000   Nissan Motor Acceptance Corp. (a)                  0.95 (b)  9/26/2016            2,005
                                                                                         ----------
            SPECIALTY STORES (0.3%)
      993   Harbor Freight Tools (c)                           4.75      7/26/2019            1,002
                                                                                         ----------
            Total Consumer Discretionary                                                      3,989
                                                                                         ----------
            CONSUMER STAPLES (0.3%)
            -----------------------
            SOFT DRINKS (0.3%)
    1,000   Coca-Cola Co.                                      0.20 (b)  3/14/2014            1,000
                                                                                         ----------
            ENERGY (3.9%)
            -------------
            INTEGRATED OIL & GAS (0.5%)
    2,000   BP Capital Markets plc                             0.88 (b)  9/26/2018            2,003
                                                                                         ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    1,000   Exterran Partners Exploration (a)                  6.00      4/01/2021              975
                                                                                         ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
      500   Berry Petroleum Co.                                6.75     11/01/2020              511
    1,000   QEP Resources, Inc.                                6.80      3/01/2020            1,073
    1,000   Samson Investment Co. (c)                          6.00      9/25/2018            1,003
                                                                                         ----------
                                                                                              2,587
                                                                                         ----------
            OIL & GAS REFINING & MARKETING (0.1%)
      498   Tesoro Corp. (c)                                   2.51      1/29/2016              499
                                                                                         ----------
            OIL & GAS STORAGE & TRANSPORTATION (2.4%)
    1,000   Enbridge Energy Partners, LP                       8.05     10/01/2037            1,127
    1,000   Enbridge, Inc. (d)                                 0.90 (b) 10/01/2016            1,001

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7  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   1,000   Energy Transfer Partners, LP (a)                   3.29%    11/01/2066       $      904
    1,000   Enterprise Products Operating, LLC                 7.00      6/01/2067            1,065
    1,000   Genesis Energy, LP                                 5.75      2/15/2021              985
      325   Markwest Energy Partners Finance Corp.             6.25      6/15/2022              344
      875   Martin Midstream Partners, LP                      8.88      4/01/2018              932
      938   NGPL PipeCo, LLC (c)                               6.75      9/15/2017              841
    1,000   NGPL PipeCo, LLC (a)                               9.63      6/01/2019              935
    1,310   Targa Resources Partners, LP (a)                   6.88      2/01/2021            1,405
                                                                                         ----------
                                                                                              9,539
                                                                                         ----------
            Total Energy                                                                     15,603
                                                                                         ----------
            FINANCIALS (7.5%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
    1,000   Bank of New York Mellon                            0.55 (b)  1/31/2014            1,001
      890   NTC Capital I                                      0.79 (b)  1/15/2027              750
    2,010   State Street Capital Trust IV                      1.25 (b)  6/15/2037            1,588
      950   Walter Investment Management Corp. (c)             5.75     11/28/2017              959
                                                                                         ----------
                                                                                              4,298
                                                                                         ----------
            CONSUMER FINANCE (0.8%)
    1,000   American Express Co.                               6.80      9/01/2066            1,064
    1,000   American Express Credit Corp.                      1.10 (b)  6/24/2014            1,005
    1,000   John Deere Capital Corp.                           0.48 (b)  3/03/2014            1,001
                                                                                         ----------
                                                                                              3,070
                                                                                         ----------
            LIFE & HEALTH INSURANCE (1.1%)
    2,000   Lincoln National Corp.                             7.00      5/17/2066            2,035
    1,000   Principal Financial Global Fund, LLC               0.79 (b)  1/10/2031              878
    1,500   StanCorp Financial Group, Inc.                     6.90      6/01/2067            1,496
                                                                                         ----------
                                                                                              4,409
                                                                                         ----------
            MULTI-LINE INSURANCE (1.1%)
    1,000   Genworth Holdings, Inc.                            6.15     11/15/2066              879
    2,000   Glen Meadow Pass-Through Trust (a)                 6.51      2/12/2067            1,860
    1,500   Nationwide Mutual Insurance Co. (a)                5.81     12/15/2024            1,528
                                                                                         ----------
                                                                                              4,267
                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
       40   Citigroup Capital XIII                             7.88     10/30/2040            1,099
    1,000   General Electric Capital Corp.                     0.90 (b)  4/07/2014            1,003
    1,000   General Electric Capital Corp.                     6.38     11/15/2067            1,071
    1,000   ILFC E-Capital Trust I (a)                         5.35 (b) 12/21/2065              865
    2,000   JPMorgan Chase Capital XXI                         1.22 (b)  2/02/2037            1,505
                                                                                         ----------
                                                                                              5,543
                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (0.9%)
    1,000   Chubb Corp.                                        6.38      3/29/2067            1,077
      500   HSB Group, Inc.                                    1.18 (b)  7/15/2027              398
    1,000   Ironshore Holdings, Inc. (a)                       8.50      5/15/2020            1,152
    1,000   Progressive Corp.                                  6.70      6/15/2037            1,078
                                                                                         ----------
                                                                                              3,705
                                                                                         ----------
            REGIONAL BANKS (1.1%)
    1,000   BB&T Corp.                                         0.96 (b)  4/28/2014            1,003
    1,000   CoBank ACB (a)                                     0.85 (b)  6/15/2022              906
    1,000   First Maryland Capital Trust I                     1.27 (b)  1/15/2027              850
    2,000   KeyCorp Capital I                                  1.01 (b)  7/01/2028            1,660
                                                                                         ----------
                                                                                              4,419
                                                                                         ----------
            Total Financials                                                                 29,711
                                                                                         ----------
            HEALTH CARE (1.3%)
            ------------------
            HEALTH CARE FACILITIES (0.9%)
    1,000   Community Health Systems, Inc.                     7.13      7/15/2020            1,011

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   1,500   HCA Holdings, Inc.                                 6.25%     2/15/2021       $    1,528
    1,000   Tenet Healthcare Corp. (a)                         6.00     10/01/2020            1,025
                                                                                         ----------
                                                                                              3,564
                                                                                         ----------
            PHARMACEUTICALS (0.4%)
    1,500   Valeant Pharmaceuticals International, Inc. (a)    6.75      8/15/2021            1,567
                                                                                         ----------
            Total Health Care                                                                 5,131
                                                                                         ----------
            INDUSTRIALS (0.5%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
    1,000   Textron Financial Corp. (a)                        6.00      2/15/2067              894
    1,000   United Technologies Corp.                          0.53 (b) 12/02/2013            1,001
                                                                                         ----------
                                                                                              1,895
                                                                                         ----------
            Total Industrials                                                                 1,895
                                                                                         ----------
            INFORMATION TECHNOLOGY (0.5%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    1,000   SunGard Data Systems, Inc.                         7.38     11/15/2018            1,062
                                                                                         ----------
            OFFICE ELECTRONICS (0.2%)
    1,000   Xerox Corp.                                        1.08 (b)  5/16/2014            1,002
                                                                                         ----------
            Total Information Technology                                                      2,064
                                                                                         ----------
            MATERIALS (0.4%)
            ----------------
            PAPER PRODUCTS (0.4%)
    1,500   Mercer International, Inc.                         9.50     12/01/2017            1,609
                                                                                         ----------
            TELECOMMUNICATION SERVICES (0.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
    1,000   Frontier Communications Corp.                      7.88      1/15/2027              955
       40   Qwest Corp.                                        7.38      6/01/2051            1,001
                                                                                         ----------
                                                                                              1,956
                                                                                         ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      500   SBA Telecommunications, Inc.                       5.75      7/15/2020              499
                                                                                         ----------
            Total Telecommunication Services                                                  2,455
                                                                                         ----------
            UTILITIES (3.1%)
            ----------------
            ELECTRIC UTILITIES (0.6%)
    1,350   NextEra Energy Capital Holdings, Inc.              6.65      6/15/2067            1,378
    1,000   PPL Capital Funding, Inc.                          6.70      3/30/2067            1,021
                                                                                         ----------
                                                                                              2,399
                                                                                         ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.0%)
    1,000   AES Corp.                                          7.38      7/01/2021            1,105
      975   Calpine Corp. (c)                                  4.00      4/02/2018              977
    1,000   Calpine Corp. (a)                                  7.50      2/15/2021            1,068
    1,000   NRG Energy, Inc.                                   6.63      3/15/2023              985
                                                                                         ----------
                                                                                              4,135
                                                                                         ----------
            MULTI-UTILITIES (1.5%)
    1,000   Dominion Resources, Inc.                           2.55 (b)  9/30/2066              938
    1,000   Integrys Energy Group, Inc.                        6.11     12/01/2066            1,011
    2,900   Puget Sound Energy, Inc.                           6.97      6/01/2067            3,022
    1,000   Wisconsin Energy Corp.                             6.25      5/15/2067            1,021
                                                                                         ----------
                                                                                              5,992
                                                                                         ----------
            Total Utilities                                                                  12,526
                                                                                         ----------
            Total Corporate Obligations (cost: $74,275)                                      75,983
                                                                                         ----------

================================================================================

9  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (6.0%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.3%)
$   1,000   Daimler Finance N.A., LLC (a)                      1.05% (b) 4/10/2014       $    1,003
                                                                                         ----------
            CONSUMER STAPLES (0.1%)
            -----------------------
            PACKAGED FOODS & MEAT (0.1%)
      500   JBS S.A.                                          10.50      8/04/2016              549
                                                                                         ----------
            ENERGY (0.5%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
    2,000   TransCanada Pipelines Ltd.                         6.35      5/15/2067            2,066
                                                                                         ----------
            FINANCIALS (4.3%)
            -----------------
            DIVERSIFIED BANKS (2.0%)
    1,580   Barclays Bank plc                                  0.69 (b)          -(e)           933
    1,000   Commonwealth Bank of Australia (a)                 0.98 (b)  3/17/2014            1,004
    2,800   HSBC Bank plc                                      0.63 (b)          -(e)         1,729
    1,000   National Australia Bank Ltd. (a)                   1.21 (b)  7/25/2014            1,008
    1,000   Nordea Bank AB (a)                                 1.17 (b)  1/14/2014            1,003
    1,000   Royal Bank of Scotland plc                         9.50      3/16/2022            1,153
    1,000   Westpac Banking Corp. (a)                          1.52 (b)  1/30/2014            1,004
                                                                                         ----------
                                                                                              7,834
                                                                                         ----------
            LIFE & HEALTH INSURANCE (0.3%)
    1,000   Great-West Life & Annuity Insurance Capital, LP (a)
                                                               7.15      5/16/2046            1,018
                                                                                         ----------
            MULTI-LINE INSURANCE (0.3%)
    1,000   ZFS Finance USA Trust II (a)                       6.45     12/15/2065            1,062
                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    1,000   KFW                                                0.32 (b)  3/13/2015            1,001
                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (0.9%)
    1,564   Oil Insurance Ltd. (a)                             3.23 (b)          -(e)         1,423
    2,000   QBE Capital Funding III Ltd. (a)                   7.25      5/24/2041            2,111
                                                                                         ----------
                                                                                              3,534
                                                                                         ----------
            REINSURANCE (0.4%)
    1,500   Swiss Re Capital I, LP (a)                         6.85              -(e)         1,575
                                                                                         ----------
            SOVEREIGN DEBT (0.2%)
    1,000   Kommunalbanken A/S (NBGA) (a)                      0.37 (b) 10/21/2013            1,000
                                                                                         ----------
            Total Financials                                                                 17,024
                                                                                         ----------
            INDUSTRIALS (0.5%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.5%)
    2,000   Hutchison Whampoa International Ltd. (a)           6.00              -(e)         2,112
                                                                                         ----------
            MATERIALS (0.3%)
            ----------------
            GOLD (0.3%)
    1,000   Eldorado Gold Corp. (a)                            6.13     12/15/2020              970
                                                                                         ----------
            Total Eurodollar and Yankee Obligations (cost: $22,783)                          23,724
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)(i)      SECURITY                                         RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
              FOREIGN CORPORATE BONDS (4.2%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
GBP     300   Volkswagen Financial Services NV                 1.25%    12/15/2016       $      480
EUR     360   Volkswagen International Finance NV              3.50      2/02/2015              505
                                                                                         ----------
                                                                                                985
                                                                                         ----------
              CABLE & SATELLITE (0.1%)
GBP     120   Comcast Corp.                                    5.50     11/23/2029              222
                                                                                         ----------
              Total Consumer Discretionary                                                    1,207
                                                                                         ----------
              CONSUMER STAPLES (0.4%)
              -----------------------
              DISTILLERS & VINTNERS (0.1%)
EUR     370   Bacardi Ltd.                                     2.75      7/03/2023              496
                                                                                         ----------
              HYPERMARKETS & SUPER CENTERS (0.3%)
JPY 100,000   Wal-Mart Stores, Inc.                            0.94      7/28/2015            1,028
                                                                                         ----------
              Total Consumer Staples                                                          1,524
                                                                                         ----------
              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
GBP     130   BP Capital Markets plc                           4.33     12/10/2018              232
CAD     240   BP Capital Markets plc                           2.74      2/24/2017              235
                                                                                         ----------
                                                                                                467
                                                                                         ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
CAD     230   Trans-Canada Pipelines                           3.65     11/15/2021              225
                                                                                         ----------
                                                                                                225
                                                                                         ----------
              Total Energy                                                                      692
                                                                                         ----------
              FINANCIALS (1.7%)
              -----------------
              DIVERSIFIED BANKS (0.7%)
CAD     240   Bank of Nova Scotia                              3.04     10/18/2024              229
GBP     130   Barclays Bank plc                                5.75      8/17/2021              244
EUR     340   BNP Paribas                                      5.43      9/07/2017              517
GBP     140   Commonwealth Bank of Australia                   3.88     12/14/2015              239
EUR     350   Danske Bank A/S                                  3.88      5/18/2016              507
GBP     130   Lloyds Bank plc                                  4.88      3/30/2027              234
EUR     360   Rabobank Nederland                               3.75     11/09/2020              500
CAD     250   Royal Bank of Canada                             2.05      1/13/2015              244
                                                                                         ----------
                                                                                              2,714
                                                                                         ----------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
CHF     450   Credit Suisse London                             2.13      2/05/2015              510
EUR     350   Deutsche Bank AG                                 5.00      6/24/2020              519
                                                                                         ----------
                                                                                              1,029
                                                                                         ----------
              INVESTMENT BANKING & BROKERAGE (0.1%)
EUR     360   Goldman Sachs Group, Inc.                        4.00      2/02/2015              507
                                                                                         ----------
                                                                                                507
                                                                                         ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
EUR     370   Bank of America Corp.                            4.63      2/18/2014              508
JPY 100,000   Citigroup, Inc.                                  1.27      6/04/2018            1,035
EUR     350   ING Bank NV                                      3.88      5/24/2016              507
EUR     360   KFW                                              1.88      3/20/2019              505
                                                                                         ----------
                                                                                              2,555
                                                                                         ----------
              Total Financials                                                                6,805
                                                                                         ----------

================================================================================

11  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)(i)      SECURITY                                         RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
              GOVERNMENT (0.5%)
              -----------------
              FOREIGN GOVERNMENT (0.5%)
EUR     350   European Financial Stability Facility            2.63%     5/02/2019       $      504
EUR     360   European Financial Stability Facility            2.00      5/15/2017              506
EUR     700   European Union                                   2.75      9/21/2021            1,013
                                                                                         ----------
                                                                                              2,023
                                                                                         ----------
              Total Government                                                                2,023
                                                                                         ----------
              HEALTH CARE (0.2%)
              ------------------
              BIOTECHNOLOGY (0.1%)
EUR     370   Amgen, Inc.                                      2.13      9/13/2019              501
                                                                                         ----------
                                                                                                501
                                                                                         ----------
              PHARMACEUTICALS (0.1%)
EUR     350   Teva Pharmaceutical Finance IV B.V.              2.88      4/15/2019              495
                                                                                         ----------
                                                                                                495
                                                                                         ----------
              Total Health Care                                                                 996
                                                                                         ----------
              INDUSTRIALS (0.1%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.1%)
CAD     200   GE Capital Canada Funding Company                5.73     10/22/2037              222
                                                                                         ----------
                                                                                                222
                                                                                         ----------
              Total Industrials                                                                 222
                                                                                         ----------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              IT CONSULTING & OTHER SERVICES (0.1%)
CAD     250   IBM Corp.                                        2.20      2/10/2017              243
                                                                                         ----------
                                                                                                243
                                                                                         ----------
              Total Information Technology                                                      243
                                                                                         ----------
              MATERIALS (0.5%)
              ----------------
              DIVERSIFIED METALS & MINING (0.5%)
EUR     350   BHP Billiton Finance Ltd.                        3.25      9/24/2027              483
AUD     480   BHP Billiton Finance Ltd.                        3.75     10/18/2017              441
CHF     500   Glencore Finance Europe                          2.63     12/03/2018              579
EUR     380   Xstrata Finance Dubai Ltd.                       1.50      5/19/2016              517
                                                                                         ----------
                                                                                              2,020
                                                                                         ----------
              Total Materials                                                                 2,020
                                                                                         ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
EUR     360   Deutsche Telekom International Finance B.V.      4.00      1/19/2015              508
                                                                                         ----------
                                                                                                508
                                                                                         ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
GBP     150   Vodafone Group plc                               4.63      9/08/2014              251
                                                                                         ----------
                                                                                                251
                                                                                         ----------
              Total Telecommunication Services                                                  759
                                                                                         ----------
              Total Foreign Corporate Bonds (cost: $16,228)                                  16,491
                                                                                         ----------
              FOREIGN GOVERNMENT OBLIGATIONS (2.6%)

              GOVERNMENT (2.6%)
              -----------------
CAD   5,000   Canadian Government                              1.00     11/01/2014            4,852
CAD     240   Financement-Quebec                               2.40     12/01/2018              232

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)(i)      SECURITY                                         RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
EUR     340   Government of France                             3.25%    10/25/2021       $      505
JPY  38,550   Japan                                            2.20      6/22/2020              439
JPY 124,250   Japan                                            1.60      6/20/2030            1,312
JPY  42,450   Japan                                            0.80      6/20/2022              439
JPY  42,550   Japan                                            1.30     12/20/2014              439
JPY  40,950   Japan                                            1.30      3/20/2019              440
CAD     185   Province of British Columbia                     5.70      6/18/2029              220
CAD     245   Province of Ontario                              2.85      6/02/2023              227
AUD     445   Queensland Treasury Corp.                        6.00      4/21/2016              446
EUR     340   Republic of Austria (a)                          3.15      6/20/2044              483
GBP     130   UK Treasury                                      4.25      3/07/2036              239
GBP     130   UK Treasury                                      3.75      9/07/2020              234
                                                                                         ----------
              Total Foreign Government                                                       10,507
                                                                                         ----------
              Total Foreign Government Obligations (cost: $10,828)                           10,507
                                                                                         ----------
              FOREIGN MORTGAGE-BACKED SECURITIES (0.0%)

              FINANCIALS (0.0%)
SEK   1,050   Kommuninvest I Sverige AB                        2.75      8/12/2015              167
                                                                                         ----------
              Total Foreign Mortgage-Backed Securities (cost: $166)                             167
                                                                                         ----------
              ASSET-BACKED SECURITIES (2.6%)

              FINANCIALS (2.6%)
              -----------------
              ASSET-BACKED FINANCING (2.6%)
$     1,862   Access Group, Inc. (a)                           0.68      2/25/2036            1,856
        457   Ari Fleet Lease Trust (a)                        0.73      3/15/2020              458
        933   Arran Residential Mortgages Funding plc (a)      1.71     11/19/2047              944
      1,000   Bank of America Credit Card Trust                4.93      3/15/2016            1,002
      2,000   Educational Funding of the South                 0.92      4/25/2035            1,996
        500   Holmes Master Issuer plc (a)                     1.67     10/15/2054              502
      1,831   Nelnet Student Loan Trust (a)                    0.78      6/25/2041            1,817
      1,853   Trip Rail Master Funding, LLC (a)                2.68      7/15/2041            1,904
                                                                                         ----------
                                                                                             10,479
                                                                                         ----------
              Total Financials                                                               10,479
                                                                                         ----------
              Total Asset-Backed Securities (cost: $10,528)                                  10,479
                                                                                         ----------
              COMMERCIAL MORTGAGE SECURITIES (2.0%)

              FINANCIALS (2.0%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (2.0%)
      2,000   Bear Stearns Commercial Mortgage Securities,
                Inc.                                           4.99      9/11/2042            2,054
      1,000   GE Capital Commercial Mortgage Corp.             5.46      3/10/2044              971
      1,000   GS Mortgage Securities Corp. II                  5.94      8/10/2038              993
      1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                               5.04     10/15/2042            1,030
      1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                               5.57      4/15/2043            1,037
      1,000   Merrill Lynch Mortgage Trust                     5.14      7/12/2038            1,040
        500   Merrill Lynch Mortgage Trust                     5.87      5/12/2039              508
        400   Morgan Stanley Capital I, Inc.                   5.82      6/11/2042              426
                                                                                         ----------
                                                                                              8,059
                                                                                         ----------
              Total Financials                                                                8,059
                                                                                         ----------
              Total Commercial Mortgage Securities (cost: $7,344)                             8,059
                                                                                         ----------

================================================================================

13  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)         SECURITY                                         RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (6.9%)

              INFLATION-INDEXED NOTES (6.9%)
$     8,096   0.13%, 1/15/2023                                                           $    7,883
      1,004   0.38%, 7/15/2023                                                                1,000
      8,569   1.25%, 7/15/2020(f)                                                             9,385
      6,528   2.50%, 1/15/2029(f)                                                             8,036
      1,127   2.63%, 7/15/2017                                                                1,280
                                                                                         ----------
              Total Inflation-Indexed Notes                                                  27,584
                                                                                         ----------
              Total U.S. Treasury Securities (cost: $26,593)                                 27,584
                                                                                         ----------
              MUNICIPAL BONDS (0.3%)

              APPROPRIATED DEBT (0.3%)
      1,000   Univ. of California                              0.76% (b) 7/01/2041(g)         1,001
                                                                                         ----------
              Total Municipal Bonds (cost: 1,000)                                             1,001
                                                                                         ----------
              Total Bonds (cost: $169,745)                                                  173,995
                                                                                         ----------
              MONEY MARKET INSTRUMENTS (2.9%)

              VARIABLE-RATE DEMAND NOTES (0.2%)

              MUNICIPAL BONDS (0.2%)
              ----------------------
              AIRPORT/PORT (0.2%)
        995   Clark County (LOC - Landesbank Baden-
                Wurttemberg)                                   0.27      7/01/2029              995
                                                                                         ----------


NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (2.7%)
 10,639,969   State Street Institutional Liquid Reserve Fund, 0.06% (h)                      10,640
                                                                                         ----------
              Total Money Market Instruments (cost: $11,635)                                 11,635
                                                                                         ----------

              TOTAL INVESTMENTS (COST: $395,571)                                         $  395,684
                                                                                         ==========

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                        $      42,764     $        --     $         --     $      42,764
  Preferred Stocks                                --           1,126               --             1,126
  Fixed-Income Exchange-Traded Funds          19,476              --               --            19,476
International Equity Securities:
  Common Stocks                                9,937              --               --             9,937
  Exchange-Traded Funds                       54,178              --               --            54,178
  Fixed-Income Exchange-Traded Funds          10,828              --               --            10,828
Precious Metals and Commodity-Related
Securities:
  Gold                                        15,456              --               --            15,456
  Platinum Group Metals                          321              --               --               321
  Silver                                         644              --               --               644
  Exchange-Traded Funds                       30,896              --               --            30,896
Global Real Estate Equity Securities:
  Common Stocks                               10,104              --               --            10,104
  Exchange-Traded Funds                       14,324              --               --            14,324
Bonds:
  Corporate Obligations                        1,001          74,982               --            75,983
  Eurodollar and Yankee Obligations               --          23,724               --            23,724
  Foreign Corporate Bonds                         --          16,491               --            16,491
  Foreign Government Obligations                  --          10,507               --            10,507
  Foreign Mortgage-Backed Securities              --             167               --               167
  Asset-Backed Securities                         --          10,479               --            10,479
  Commercial Mortgage Securities                  --           8,059               --             8,059
  U.S. Treasury Securities                    27,584              --               --            27,584
  Municipal Bonds                                 --           1,001               --             1,001
Money Market Instruments:
  Variable-Rate Demand Notes                      --             995               --               995
  Money Market Funds                          10,640              --               --            10,640
-------------------------------------------------------------------------------------------------------
Total                                  $     248,153     $   147,531     $         --     $     395,684
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through September 30, 2013, common stock with a fair value of $1,174,000 was transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, this security had adjustments to its foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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15  | USAA Real Return Fund
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NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

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16  | USAA Real Return Fund

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comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary

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17  | USAA Real Return Fund

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markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all preferred stocks, which are valued based on methods discussed in Note A1, certain bonds, which are valued based on methods discussed in Note A5, and all variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $1,000,000; all of which were when-issued securities.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

D. As of September 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2013, were $15,745,000 and $15,632,000, respectively, resulting in net unrealized appreciation of $113,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $397,900,000 at September 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 35.0% of net assets at September 30, 2013.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the 1940 Act, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

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19  | USAA Real Return Fund

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PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
AUD      Australian dollars
CAD      Canadian dollars
CHF      Swiss Francs
EUR      Eurodollars
GBP      British Pound Sterling
JPY      Japanese Yen
REIT     Real estate investment trust
SEK      Swedish Krona

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement with the Norway Government.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2013.
(c) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) At September 30, 2013, the aggregate market value of securities purchased on a when-issued basis was $1,001,000.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) At September 30, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

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                                         Notes to Portfolio of Investments |  20

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(g)   Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(h) Rate represents the money market fund annualized seven-day yield at September 30, 2013.
(i)   In U.S. dollars unless otherwise noted.
*     Non-income-producing security.

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21  | USAA Real Return Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2013

By:*     /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/18/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/20/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      11/19/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.